15. Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
Current tax before tax loss carry forwards (set-off)	891,449	13,330,732	1,957,167	$ 147,257
Tax loss carry forwards (set-off)	15,098	59,638	162,457	2,494
Current income taxes	906,547	13,390,370	2,119,624	149,751
Deferred income taxes	(619,251)	(8,892,940)	(2,691,481)	(102,293)
Total income tax expenses (benefit)	287,296	4,497,430	(571,857)	$ 47,458